Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events:

$3.0 million PXS shares re-purchase program: After the year ended December 31, 2024, and as of January 30, 2025 we have repurchased an additional 67,534 PXS common shares at an average price of $3.91 per share, excluding brokerage commissions, or an incremental $264 under the share buy-back program. On January 30, 2025, the Company completed its authorized $3.0 million common share repurchase program. Since June 2023, we have acquired a total of 730,683 common shares in the open market at an average cost of $4.03 per share, excluding commissions.